Debt and Banking Arrangements - Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt		$ 2,600	$ 2,600
Debt and Capital Lease Obligations	[1]	2,600	2,601
Debt, Current		0	0
Long-term Debt, Excluding Current Maturities		2,600	2,601
Debt Issuance Costs, Noncurrent, Net		32	37
Long-term Debt and Capital Lease Obligations	[2]	2,575	2,575
Interest Paid		178	194	$ 120
Credit Facility Agreement
Debt Instrument [Line Items]
Total debt	[1]	0	0
7.500% Senior Notes due 2020
Debt Instrument [Line Items]
Total debt	[1]	350	500
6.000% Senior Notes due 2022
Debt Instrument [Line Items]
Total debt	[1]	1,100	1,100
8.250% Senior Notes due 2023
Debt Instrument [Line Items]
Total debt	[1]	500	500
5.250 % Senior Notes due 2024
Debt Instrument [Line Items]
Total debt	[1]	650	500
Other
Debt Instrument [Line Items]
Capital Lease Obligations	[1]	0	1
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Noncurrent, Net		$ 25	$ 26

[1]	Interest paid on debt totaled $178 million, $194 million and $120 million for 2017, 2016 and 2015, respectively.
[2]	Debt issuance costs related to our Credit Facility are recorded in other noncurrent assets on the Consolidated Balance Sheets.